REVERSE MERGER (Tables)	12 Months Ended
Dec. 31, 2012
Reverse Merger Tables
Fair values of the assets acquired and the liabilities

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000